Net Loss per Unit (Tables)	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Earnings Per Share [Abstract]
Summary of computation of basic and diluted loss
The following table sets forth the computation of basic and diluted loss per unit attributable to Class A Units and Class C Units (in thousands, except unit and per unit information) for the three and six month periods ending March 26, 2022 and March 27, 2021:

	Three Months Ended		Six Months Ended
	March 26, 2022	March 27, 2021	March 26, 2022	March 27, 2021
Basic and diluted loss attributable to Class A and Class C Units:
Net loss	$(29,903)	$(26,855)	$(52,956)	$(53,058)
Return on redeemable Preferred Units	(8,641)	(8,231)	(17,282)	(16,460)

Loss attributable to Class A Units and Class C Units	$(38,544)	$(35,086)	$(70,238)	$(69,518)

Weighted average units used in computing loss per unit attributable to Class A Units and Class C Units, basic and diluted	6,872,944	6,426,203	6,682,894	6,426,203

Loss per unit attributable to Class A Units and Class C Units, basic and diluted	$(5.61)	$(5.46)	$(10.51)	$(10.82)

The following table sets forth the computation of basic and diluted loss per unit attributable to Class A Units and Class C Units (in thousands, except unit and per unit information):

	Year Ended
	September 25, 2021	September 26, 2020	September 28, 2019
Basic and diluted loss attributable to Class A and Class C Units:
Net loss	$(122,314)	$(109,521)	$(104,361)
Returns on redeemable Preferred Units	(32,919)	(29,565)	(25,181)

Loss attributable to Class A Units and Class C Units	$(155,233)	$(139,086)	$(129,542)

Weighted average units used in computing loss per unit attributable to Class A Units and Class C Units, basic and diluted	6,426,203	6,426,203	6,426,203

Loss per unit attributable to Class A Units and Class C Units, basic and diluted	$(24.16)	$(21.64)	$(20.16)